UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

     BlackRock Liquid Environmentally Aware Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

             East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2019

Date of reporting period: 4/30/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) April 30, 2019	BlackRock Liquid Environmentally Aware Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Certificates of Deposit — 17.1%

Domestic — 1.9%
Bank of America NA, (LIBOR USD 1 Month + 0.10%), 2.57%, 10/15/19(a)	USD	7,000	$6,999,525

Euro — 1.1%
KBC Bank NV, 2.61%, 07/12/19		2,000	2,000,160
Mizuho International plc, 2.63%, 07/23/19		2,000	2,000,224

			4,000,384

Yankee — 14.1%(b)
Canadian Imperial Bank of Commerce, New York, (LIBOR USD 3 Month + 0.17%), 2.78%, 03/18/20(a)		1,300	1,300,556
Cooperatieve Rabobank UA, New York, 4.75%, 01/15/20(c)		2,547	2,583,386
Credit Industriel et Commercial, New York, (LIBOR USD 1 Month + 0.12%), 2.61%, 10/23/19(a)		2,000	1,999,780
Credit Suisse AG, New York:
(LIBOR USD 1 Month + 0.14%), 2.61%, 10/10/19(a)		4,000	4,000,354
2.62%, 10/11/19		3,000	3,000,233
Lloyds Bank Corporate Markets plc, New York, (LIBOR USD 3 Month + 0.09%), 2.71%, 11/05/19(a)		3,000	2,999,957
Mizuho Bank Ltd., New York, (LIBOR USD 1 Month + 0.14%), 2.61%, 11/08/19(a)		2,000	1,999,906
Nordea Bank Abp, New York, (LIBOR USD 3 Month + 0.15%), 2.84%, 02/14/20(a)		900	900,693
Royal Bank of Canada, New York, (LIBOR USD 1 Month + 0.10%), 2.57%, 10/09/19(a)		2,900	2,899,803
Skandinaviska Enskilda Banken AB, New York, (LIBOR USD 3 Month + 0.00%), 2.60%, 10/11/19(a)		2,000	1,999,993
Standard Chartered Bank, New York, (LIBOR USD 1 Month + 0.17%), 2.65%, 10/23/19(a)		3,000	3,000,463
Sumitomo Mitsui Banking Corp., New York, (LIBOR USD 1 Month + 0.14%), 2.62%, 11/12/19(a)		3,000	2,999,810
Sumitomo Mitsui Trust Bank Ltd., New York:
(LIBOR USD 1 Month + 0.10%), 2.58%, 08/28/19(a)		2,000	1,999,864
2.61%, 10/04/19		3,000	3,000,302
Svenska Handelsbanken, New York:
2.58%, 10/09/19		4,000	4,000,306
(LIBOR USD 1 Month + 0.12%), 2.60%, 11/25/19(a)		2,000	1,999,849
Toronto-Dominion Bank, New York, 2.57%, 07/09/19		7,000	7,000,721
Westpac Banking Corp., New York, (LIBOR USD 3 Month + 0.05%), 2.66%, 03/11/20(a)		3,000	2,999,984

			50,685,960

Total Certificates of Deposit — 17.1% (Cost: $61,684,797)			61,685,869

Commercial Paper — 33.4%
Albion Capital Corp. SA(d):
2.49%, 05/15/19		4,075	4,070,840
2.49%, 05/22/19		4,000	3,993,999
American Honda Finance Corp., 2.56%, 07/24/19(d)		1,000	994,081
Archer-Daniels-Midland Co., 2.50%, 05/28/19(d)		5,000	4,990,437
Banque et Caisse d’Epargne de l’Etat, 2.64%, 08/20/19(d)		5,000	4,959,882
Barclays Bank plc, 2.69%, 08/09/19(d)		5,000	4,963,009

Security	Par (000)		Value

Commercial Paper (continued)
BASF SE(d):
2.49%, 05/16/19	USD	4,000	$3,995,643
2.50%, 05/31/19		3,000	2,993,637
Bennington Stark Capital Co. LLC, 2.60%, 07/09/19(c)(d)		6,000	5,970,250
BNG Bank NV, 2.46%, 05/13/19(d)		8,000	7,992,994
CDP Financial, Inc., 2.48%, 05/10/19(c)(d)		1,000	999,321
Commonwealth Bank of Australia, 2.25%, 03/10/20(c)		1,250	1,245,485
DNB Bank ASA, (LIBOR USD 1 Month + 0.10%), 2.59%, 11/01/19(a)		4,000	4,000,000
GlaxoSmithKline LLC, 2.52%, 05/17/19(d)		1,000	998,828
Glencove Funding DAC, 2.66%, 07/09/19(c)(d)		2,000	1,989,862
HSBC Bank plc, (LIBOR USD 3 Month + 0.70%), 2.70%, 02/28/20(a)		3,000	3,000,474
Hydro-Quebec(d):
2.47%, 05/22/19		2,500	2,496,280
2.51%, 06/21/19		2,000	1,992,887
2.52%, 07/08/19		2,000	1,990,509
Kells Funding LLC, 2.60%, 07/16/19(c)(d)		5,000	4,972,697
Kreditanstalt fuer Wiederaufbau, 2.58%, 06/27/19(d)		1,800	1,792,648
Longship Funding DAC, 2.53%, 05/13/19(c)(d)		6,000	5,994,594
L’Oreal USA, Inc., 2.44%, 05/07/19(d)		1,000	999,531
Macquarie Bank Ltd., 2.40%, 01/21/20(c)		3,246	3,237,833
Merck & Co., Inc., 2.47%, 05/15/19(d)		750	749,241
National Australia Bank Ltd.:
1.38%, 07/12/19		1,500	1,496,508
(LIBOR USD 1 Month + 0.11%), 2.59%, 11/12/19(a)		6,500	6,500,298
Nieuw Amsterdam Receivables Corp., 2.56%, 06/05/19(d)		5,800	5,785,396
Nordea Bank Abp, 2.65%, 04/29/20(d)		3,000	2,919,396
Pricoa Short Term Funding LLC, 2.64%, 10/15/19(c)(d)		3,000	2,963,936
Ridgefield Funding Co. LLC, 2.62%, 07/09/19(c)(d)		3,000	2,985,026
Sanofi, 2.50%, 06/14/19(d)		1,000	996,931
Siemens Capital Co. LLC, 2.47%, 06/03/19(d)		5,000	4,988,530
Toronto-Dominion Bank (The), (LIBOR USD 1 Month + 0.12%), 2.60%, 11/25/19(a)		2,000	1,999,855
Toyota Motor Credit Corp., 2.58%, 10/07/19(d)		3,000	2,966,440
UBS AG, 2.35%, 03/26/20		5,500	5,485,218

Total Commercial Paper — 33.4% (Cost: $120,476,286)			120,472,496

Time Deposits — 0.2%
Mizuho Bank Ltd., 2.45%, 05/01/19		583	583,000

Total Time Deposits — 0.2% (Cost: $583,000)			583,000

Total Repurchase Agreements — 51.4% (Cost: $185,000,000)			185,000,000

Total Investments — 102.1% (Cost: $367,744,083)(e)			367,741,365

Liabilities in Excess of Other Assets — (2.1)%			(7,587,466)

Net Assets — 100.0%			$360,153,899

1

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Liquid Environmentally Aware Fund

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	Issuer is a U.S. branch of a foreign domiciled bank.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rates are the current rate or a range of current rates as of period end.
(e)	Cost for U.S. federal income tax purposes.

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Barclays Bank plc	2.75%	04/30/19	05/01/19	$35,000	$35,000	$35,002,674	U.S. Treasury Obligation, 2.38%, due 04/30/26	$ 35,739,100	$ 35,700,002

BMO Capital Markets Corp	2.76	04/30/19	05/01/19	30,000	30,000	30,002,300	U.S. Government Sponsored Agency Obligations, 0.33% to 6.00%, due 11/20/33 to 05/20/67	363,775,457	31,500,000

Citigroup Global Markets, Inc.	2.77	04/30/19	05/01/19	40,000	40,000	40,003,078	U.S. Government Sponsored Agency Obligation and U.S. Treasury Obligations, 1.00% to 3.00%, due 03/31/20 to 02/15/48	40,027,981	40,805,083

Goldman Sachs & Co. LLC	2.71	04/30/19	05/01/19	20,000	20,000	20,001,505	U.S. Treasury Obligations, 0.00%, due 08/15/22 to 05/15/45	31,272,464	20,400,013

JP Morgan Securities LLC	2.77	04/30/19	05/01/19	35,000	35,000	35,002,693	U.S. Government Sponsored Agency Obligation, 4.50%, due 03/20/49	34,266,064	35,700,000

Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.75	04/30/19	05/01/19	25,000	25,000	25,001,910	U.S. Government Sponsored Agency Obligations, 3.50% to 5.00%, due 07/15/44 to 04/20/49	72,489,519	25,500,000

					$185,000				$189,605,098

Glossary of Terms Used in this Report

Currency

USD	United States Dollar

Portfolio Abbreviations

DAC	Designated Activity Company

LIBOR	London Interbank Offered Rate

2

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Liquid Environmentally Aware Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s prospectus.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$367,741,365	$—	$367,741,365

(a)	See above Schedule of Investments for values in each security type. Investments categorized as Level 2 are included in security type.

3

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

             Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 21, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: June 21, 2019

2